Document and Entity Information	Nov. 09, 2020
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001571283
Document Type	8-K/A
Document Period End Date	Nov. 09, 2020
Entity Registrant Name	Rexford Industrial Realty, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-36008
Entity Tax Identification Number	46-2024407
Entity Address, Address Line One	11620 Wilshire Blvd.
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	996-1680
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends information disclosed in the Current Report on Form 8-K filed by Rexford Industrial Realty, Inc. (the “Company”) on November 9, 2020 (the “Original Filing”) relating to the Company’s “at the market” offering program. The sole purpose of this Amendment is to correct the list of financial institutions named in the first sentence of the Original Filing. No other changes have been made to the Original Filing and this Amendment should be read in conjunction with the Original Filing.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	REXR
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.875% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	REXR-PA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.875% Series B Cumulative Redeemable Preferred Stock
Trading Symbol	REXR-PB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.625 % Series C Cumulative Redeemable Preferred Stock
Trading Symbol	REXR-PC
Security Exchange Name	NYSE